- Schedule of Preferred Shares Issued and Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($) shares
Class of Stock
Preferred stock, value		$ 7,019.6		$ 7,214.9
Fair value adjustment on WGL Acquisition (note 3)		$ 89.0		$ 84.3
Preferred shares
Class of Stock
Preferred stock, shares | shares		52,280,600		52,000,000
Preferred stock, value		$ 1,318.8		$ 1,277.1
Share issuance costs, net of taxes	$ (28.5)	(27.9)
Fair value adjustment on WGL Acquisition (note 3)		$ 4.1		$ 0.0
Preferred shares | Series A
Class of Stock
Preferred stock, shares | shares		5,511,220		5,511,220
Preferred stock, value		$ 137.8		$ 137.8
Preferred shares | Series B
Class of Stock
Preferred stock, shares | shares		2,488,780		2,488,780
Preferred stock, value		$ 62.2		$ 62.2
Preferred shares | Series C
Class of Stock
Preferred stock, shares | shares		8,000,000		8,000,000
Preferred stock, value		$ 205.6		$ 205.6
Preferred shares | Series E
Class of Stock
Preferred stock, shares | shares		8,000,000		8,000,000
Preferred stock, value		$ 200.0		$ 200.0
Preferred shares | Series G
Class of Stock
Preferred stock, shares | shares		8,000,000		6,885,823
Preferred stock, value		$ 200.0		$ 172.1
Preferred shares | Series H
Class of Stock
Preferred stock, shares | shares		0		1,114,177
Preferred stock, value		$ 0.0		$ 27.9
Preferred shares | Series I
Class of Stock
Preferred stock, shares | shares		8,000,000		8,000,000
Preferred stock, value		$ 200.0		$ 200.0
Preferred shares | Series K
Class of Stock
Preferred stock, shares | shares		12,000,000		12,000,000
Preferred stock, value		$ 300.0		$ 300.0
Preferred shares | $4.80 series | Washington Gas
Class of Stock
Preferred stock, shares | shares		150,000		0
Preferred stock, value		$ 19.7		$ 0.0
Preferred stock par value (usd per share) | $ / shares			$ 4.80
Preferred shares | $4.25 series | Washington Gas
Class of Stock
Preferred stock, shares | shares		70,600		0
Preferred stock, value		$ 9.4		$ 0.0
Preferred stock par value (usd per share) | $ / shares			4.25
Preferred shares | $5.00 series | Washington Gas
Class of Stock
Preferred stock, shares | shares		60,000		0
Preferred stock, value		$ 7.9		$ 0.0
Preferred stock par value (usd per share) | $ / shares			$ 5.00